Stradley Ronon Stevens & Young, LLP v. Highland
Funds I, Highland Funds II, Highland Floating Rate
Opportunities Fund, Highland Global Allocation Fund,
NexPoint Strategic Opportunities Fund, NexPoint
Capital, Inc., NexPoint Real Estate Strategies Fund,
NexPoint Discount Strategies Fund, NexPoint
Strategic Income Fund, NexPoint Energy Opportunities
Fund, NexPoint Healthcare Opportunities Fund,
NexPoint Latin American Opportunities Fund, NexPoint
Event-Driven Fund, Dr. Bob Froehlich, John W. Honis,
Timothy K. Hui, Ethan K. Powell, Bryan A. Ward,
Court of Common Pleas Philadelphia County; Case ID:
181101406

Claim for breach of contract, promissory estoppel, and unjust enrichment for failure to pay for legal services.
Defendants Motion to Dismiss is pending.